Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 14,067	$ 13,382	$ 10,268
Other comprehensive income (loss):
Unrealized holding losses on securities available for sale	3,677	(3,370)	(355)
Reclassification adjustment for gains on securities available for sale included in net earnings	(226)	(15)	0
Total other comprehensive loss, before income taxes	3,451	(3,385)	(355)
Income tax benefit related to other comprehensive loss:
Unrealized holding losses on securities available for sale	845	(774)	(354)
Reclassification adjustment for gains on securities available for sale included in net earnings	(52)	(4)	0
Total income tax benefit related to other comprehensive loss	793	(778)	(354)
Total other comprehensive loss, net of tax	2,658	(2,607)	(1)
Total comprehensive income	$ 16,725	$ 10,775	$ 10,267